Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		76 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating Activities
Net loss	$ (16,524)	$ (22,735)	$ (110,175)	$ (92,369)	$ (2,254,851)
Discontinued Operations			0	0	(3,055,354)
Adjustments to reconcile net loss to cash
Shares issued for accrued consulting fees - related party			0	0	202,400
Donated services and expenses					20,000
Loss on sale of subsidiary
Gain on settlement of debt	(15,640)
Foreign currency loss	601
Change in operating assets and liabilities
Increase (decrease) in accounts payable	(10,498)	902	(839)	(3,297)	141,733
Increase in accrued expenses	27,746	12,000	87,879	95,666	695,497
Net Cash Used in Operating Activities	(14,315)	(9,833)	(23,135)	0	(3,232,574)
Net Cash to Investing Activities
Financing Activities
Increase in notes payable	14,315	9,833
Proceeds from notes payable – related party			23,135	0	370,467
Proceeds from sale of common stock			0	0	2,862,107
Net Cash Provided by Financing Activities	14,315	21,833	23,135	0	3,232,574
Increase in Cash			0	0	0
Cash - Beginning of Period	0	0	0
Cash - End of Period			0	0	0
Supplemental Disclosures:
Interest paid			0	0	32,452
Income taxes paid			0	0	0
Settlement of debt with shares	124,000		0	0	1,051,634
Accrued expenses settled in common stock			$ 13,000	$ 0	$ 202,400